Fair Value - Summary of level 3 financial liabilities measured at fair value using significant unobservable inputs (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sponsor Earn-out Liability
Summary of level 3 financial liabilities measured at fair value using significant unobservable inputs [Line Items]
Beginning balance	$ 7,624	$ 0	$ 0	$ 0
Change in fair value	(6,364)	(18,819)	0	0
Ending balance	1,260	7,624	0	0
Private Warrants
Summary of level 3 financial liabilities measured at fair value using significant unobservable inputs [Line Items]
Beginning balance	174	0	0	0
Change in fair value	(147)	(415)	0	0
Ending balance	$ 27	$ 174	$ 0	$ 0